Unaudited Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Unaudited Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income
Revenue	€ 4,519	€ 4,450
Other income	222	210
Research and development costs	(12,323)	(9,283)
General and administrative costs	(3,234)	(3,452)
Total operating costs	(15,557)	(12,735)
Operating result	(10,816)	(8,075)
Finance income and expense	455	488
Results related to financial liabilities measured at fair value through profit or loss	282	(68)
Result before corporate income taxes	(10,079)	(7,655)
Income taxes		(3)
Result for the period	(10,079)	(7,658)
Other comprehensive income (foreign exchange differences on foreign operation)	(371)	191
Total comprehensive loss	(10,450)	(7,467)
Result attributable to
Owners of the Company	(10,079)	(7,658)
Result for the period	(10,079)	(7,658)
Total comprehensive income attributable to
Owners of the Company	(10,450)	(7,467)
Total comprehensive loss	€ (10,450)	€ (7,467)
Share information
Weighted average number of shares outstanding (basic)	105,296,833	81,571,028
Weighted average number of shares outstanding (diluted)	105,296,833	81,571,028
Earnings per share for result attributable to the equity holders of the Company (Euro per share)
Basic loss per share	€ (0.1)	€ (0.09)
Diluted loss per share	€ (0.1)	€ (0.09)